Investment securities	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Investment securities
6.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2025	October 31 2024
Debt investment securities measured at FVOCI	$122,132	$118,226
Debt investment securities measured at amortized cost	28,494	29,412
Equity investment securities designated at FVOCI	290	3,162
Equity investment securities measured at FVTPL	2,076	2,004
Debt investment securities measured at FVTPL	27	28
Total investment securities	$153,019	$152,832
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at January 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$21,039	$315	$124	$21,230
Canadian provincial and municipal debt	19,090	335	197	19,228
U.S. treasury and other U.S. agency debt	49,249	124	1,072	48,301
Other foreign government debt	29,882	218	382	29,718
Other debt	3,668	23	36	3,655
Total	$122,928	$1,015	$1,811	$122,132

As at October 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$21,473	$219	$152	$21,540
Canadian provincial and municipal debt	17,500	234	209	17,525
U.S. treasury and other U.S. agency debt	47,156	214	994	46,376
Other foreign government debt	29,505	181	400	29,286
Other debt	3,514	22	37	3,499
Total	$119,148	$870	$1,792	$118,226
(b) Debt investment securities measured at amortized cost

	As at
	January 31, 2025		October 31, 2024
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$7,886	$7,831	$8,722	$8,721
U.S. treasury and other U.S. agency debt	17,496	18,399	17,440	18,440
Other foreign government debt	2,056	2,055	2,044	2,041
Corporate debt	215	209	216	210
Total	$27,653	$28,494	$28,422	$29,412

(1)	Balances are net of allowances, which are $1 (October 31, 2024 – $1).

(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at January 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$183	$136	$29	$290
Total	$183	$136	$29	$290

As at October 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$2,522	$713	$73	$3,162
Total	$2,522	$713	$73	$3,162
Dividend income earned on equity securities designated at FVOCI of $36 million for the three months ended January 31, 2025 (October 31, 2024 – $21 million; January 31, 2024 – $47 million) has been recognized in interest income.
During the three months ended January 31, 2025, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $1,812 million (October 31, 2024 –
nil
; January 31, 2024 – $485
million) for economic reasons and according to its investment strategy. This has resulted in a realized gain of $
539 million in the three months ended January 31, 2025 (October 31, 2024 –
nil
; January 31, 2024 – realized loss of $
18
million).